DEFERRED INCOME TAXES - Schedule of Deferred Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Pre tax income	$ 2,155,241	$ 2,247,957	$ 1,306,183
Reversal of temporary differences	(151,620)	(442,229)	(734,300)
Income tax	294,992	0	0
British Virgin Islands [Member]
Operating Loss Carryforwards [Line Items]
Tax at federal rate	0	0	0
Ghana [Member]
Operating Loss Carryforwards [Line Items]
Tax at federal rate	$ 446,612	$ 442,229	$ 734,300